Schedule of revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 10,055,569	$ 13,104,123	$ 46,435,412	$ 53,255,361
Seamless Group Inc [Member]
Disaggregation of Revenue [Line Items]
Revenue				53,255,361	$ 55,500,917
Seamless Group Inc [Member] | Remittance Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Seamless Group Inc [Member] | Fiat Remittance Services [Member]
Disaggregation of Revenue [Line Items]
Revenue				25,287,487	25,812,304
Seamless Group Inc [Member] | ODL Remittance [Member]
Disaggregation of Revenue [Line Items]
Revenue				1,407,709	901,847
Seamless Group Inc [Member] | Sales of Airtime [Member]
Disaggregation of Revenue [Line Items]
Revenue				26,398,707	28,501,152
Seamless Group Inc [Member] | Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenue				161,458	285,614
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			46,435,412	53,255,361
Remittance Services [Member] | Seamless Group Inc [Member]
Disaggregation of Revenue [Line Items]
Revenue				26,695,196	26,714,151
Remittance Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Fiat Remittance Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,410,386	6,467,068	21,592,260	25,287,487
Fiat Remittance Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			21,592,260	25,287,487
ODL Remittance Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	172,728	279,831	880,171	1,407,709
ODL Remittance Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			880,171	1,407,709
Sales of Airtime [Member]
Disaggregation of Revenue [Line Items]
Revenue	5,459,503	6,314,878	23,840,573	26,398,707
Sales of Airtime [Member] | Seamless Group Inc [Member]
Disaggregation of Revenue [Line Items]
Revenue				26,398,707	28,501,152
Sales of Airtime [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			23,840,573	26,398,707
Other Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 12,952	$ 42,346	122,408	161,458
Other Services [Member] | Seamless Group Inc [Member]
Disaggregation of Revenue [Line Items]
Revenue				161,458	$ 285,614
Other Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 122,408	$ 161,458